Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 21, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed
							$100 Investment Based On:
								NASDAQ
	Summary		Summary		Average Summary		Company	Biotechnology		Company
	Compensation	Compensation	Compensation	Compensation	Compensation	Average	Total	Index Total		Selected
	Table Total for	Actually Paid	Table Total for	Actually Paid	Table Total for	Compensation	Shareholder	Shareholder	Net Income /	Measure:
	First PEO	for First PEO	Second PEO	for Second PEO	Non-PEO NEOs	Actually Paid to	Return	Return	Loss	Revenue
Year	($)(1)	($)(2)	($)(1)	($)(2)	($)(3)	Non-PEO NEOs ($)(4)(5)	($)(6)	($)(7)	($ Millions) (8)	($ Millions)
2023	5,659,384	(3,542,201)	8,937,025	4,769,312	2,398,388	781,089	57.38	115.42	(626.6)	937.8
2022	7,163,740	5,403,785	—	—	3,371,920	2,655,391	79.47	111.27	(559.0)	698.8
2021	11,022,323	(4,946,916)	—	—	4,334,690	(1,002,836)	82.93	124.89	(523.9)	538.6
2020	10,552,792	12,568,762	—	—	3,982,716	2,566,938	127.07	125.69	(438.2)	380.8
(1)

The dollar amounts reported in this column are the amounts of total compensation reported for our PEO for each corresponding year in the “Total” column of the Summary Compensation Table. For fiscal year 2023, Stuart Peltz was our First PEO and Matthew Klein was our Second PEO. Our PEO for fiscal years 2022, 2021 and 2020 was Stuart Peltz.

(2)

The dollar amounts reported in this column represent the amount of “compensation actually paid,” or CAP, for our PEO for the corresponding fiscal year, as calculated in accordance with Item 402(v) of Regulation S-K and as further described below.

(3)

The dollar amounts reported in this column represent the average of the amounts reported for our non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table for the corresponding year. The non-PEO NEOs included for purposes of such calculations are as follows: (i) for fiscal year 2023, Pierre Gravier, Mark Boulding, Lee Golden, Eric Pauwels and Emily Hill; (ii) for fiscal year 2022, Emily Hill, Neil Almstead, Eric Pauwels and Matthew Klein; (iii) for fiscal year 2021, Emily Hill, Neil Almstead, Mark Boulding, and Eric Pauwels; and (iv) for fiscal year 2020, Emily Hill, Neil Almstead, Mark Boulding, Eric Pauwels and Marcio Souza.

(4)	The dollar amounts reported in this column represent the average amount of CAP to the non-PEO NEOs specified in footnote (3) as a group, as further described below.
(5)

The following tables describe the adjustments, each of which is prescribed by SEC rules, to calculate CAP from the amounts reported in the Summary Compensation Table. The amounts reported in the Summary Compensation Table and CAP do not reflect the actual amount of compensation earned by or paid to our executives during the applicable fiscal years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

PEO:

		Deductions	Additions
Year	SCT Total ($)	from SCT Total ($)	to SCT Total ($)	CAP ($)
2023 (First PEO)	5,659,384	(4,862,485)	(4,339,101)	(3,542,201)
2023 (Second PEO)	8,937,025	(7,697,685)	3,529,971	4,769,312

Value of Dividends
					Fair Value at the	or other Earnings
		Year over Year	Fair Value as of	Year over Year	End of the Prior	Paid on Stock or
		Change in Fair	Vesting Date of	Change in Fair	Year of Equity	Option Awards
		Value of	Equity Awards	Value of Equity	Awards that	not Otherwise
	Year End Fair	Outstanding	Granted and	Awards Granted	Failed to Meet	Reflected in Fair	Total Equity
	Value of Equity	and Unvested	Vested in	in Prior Years that	Vesting Conditions	Value or Total	Award
	Awards	Equity Awards	the Year	Vested in the Year	in the Year	Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2023 (First PEO)	—	—	—	(128,891)	(4,210,210)	—	(4,339,101)
2023 (Second PEO)	4,625,788	(1,045,392)	—	(50,424)	—	—	3,529,971

Non-PEO NEO’s:

		Deductions	Additions	CAP
Year	SCT Total ($)	from SCT Total ($)	to SCT Total ($)	($)
2023	2,398,388	(1,762,011)	144,712	781,089

Value of
Dividend or
					Fair Value at	other Earnings
				Year over Year	the End of the	Paid on Stock or
		Year over Year	Fair Value as of	Change in Fair	Prior Year of	Option Awards
		Change in Fair	Vesting Date of	Value of Equity	Equity Awards	not Otherwise
	Year End	Value of	Equity Awards	Awards Granted	that Failed	Reflected	Total
	Fair Value	Outstanding	Granted and	in Prior Years	to Meet Vesting	in Fair Value	Equity
	of Equity	and Unvested	Vested in	that Vested in	Conditions in	or Total	Award
	Awards	Equity Awards	the Year	the Year	the Year	Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2023	784,988	(354,971)	—	(9,162)	(276,143)	—	144,712

The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with and did not materially differ from those disclosed at the time of grant.

(6)

Amounts represent the cumulative total stockholder return of our common stock for the period beginning on the market close on December 31, 2019, the last trading day before the earliest fiscal year in the table, through and including December 31, 2023, the end of the last fiscal year in the table for which cumulative total stockholder return is being calculated. Amount assumes that $100 was invested for the period starting December 31, 2019. The amount included in the table is the value of such fixed investment based on the cumulative total stockholder return as of the end of each year, including reinvestment of dividends (if any).

(7)

The peer group used for this purpose is NASDAQ Biotechnology Index, which we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. Amount assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Biotechnology Index, respectively.

(8)	The dollar amounts in this column are the Company’s net loss as reflected in the Company’s audited consolidated financial statements for the applicable year.

Company Selected Measure Name			Revenue
Named Executive Officers, Footnote
(1)

The dollar amounts reported in this column are the amounts of total compensation reported for our PEO for each corresponding year in the “Total” column of the Summary Compensation Table. For fiscal year 2023, Stuart Peltz was our First PEO and Matthew Klein was our Second PEO. Our PEO for fiscal years 2022, 2021 and 2020 was Stuart Peltz.

(3)

The dollar amounts reported in this column represent the average of the amounts reported for our non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table for the corresponding year. The non-PEO NEOs included for purposes of such calculations are as follows: (i) for fiscal year 2023, Pierre Gravier, Mark Boulding, Lee Golden, Eric Pauwels and Emily Hill; (ii) for fiscal year 2022, Emily Hill, Neil Almstead, Eric Pauwels and Matthew Klein; (iii) for fiscal year 2021, Emily Hill, Neil Almstead, Mark Boulding, and Eric Pauwels; and (iv) for fiscal year 2020, Emily Hill, Neil Almstead, Mark Boulding, Eric Pauwels and Marcio Souza.

Peer Group Issuers, Footnote
(7)

The peer group used for this purpose is NASDAQ Biotechnology Index, which we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. Amount assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Biotechnology Index, respectively.

Adjustment To PEO Compensation, Footnote
(5)

The following tables describe the adjustments, each of which is prescribed by SEC rules, to calculate CAP from the amounts reported in the Summary Compensation Table. The amounts reported in the Summary Compensation Table and CAP do not reflect the actual amount of compensation earned by or paid to our executives during the applicable fiscal years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

PEO:

		Deductions	Additions
Year	SCT Total ($)	from SCT Total ($)	to SCT Total ($)	CAP ($)
2023 (First PEO)	5,659,384	(4,862,485)	(4,339,101)	(3,542,201)
2023 (Second PEO)	8,937,025	(7,697,685)	3,529,971	4,769,312

Value of Dividends
					Fair Value at the	or other Earnings
		Year over Year	Fair Value as of	Year over Year	End of the Prior	Paid on Stock or
		Change in Fair	Vesting Date of	Change in Fair	Year of Equity	Option Awards
		Value of	Equity Awards	Value of Equity	Awards that	not Otherwise
	Year End Fair	Outstanding	Granted and	Awards Granted	Failed to Meet	Reflected in Fair	Total Equity
	Value of Equity	and Unvested	Vested in	in Prior Years that	Vesting Conditions	Value or Total	Award
	Awards	Equity Awards	the Year	Vested in the Year	in the Year	Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2023 (First PEO)	—	—	—	(128,891)	(4,210,210)	—	(4,339,101)
2023 (Second PEO)	4,625,788	(1,045,392)	—	(50,424)	—	—	3,529,971

The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with and did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount			$ 2,398,388	$ 3,371,920	$ 4,334,690	$ 3,982,716
Non-PEO NEO Average Compensation Actually Paid Amount			$ 781,089	2,655,391	(1,002,836)	2,566,938
Adjustment to Non-PEO NEO Compensation Footnote
(5)

The following tables describe the adjustments, each of which is prescribed by SEC rules, to calculate CAP from the amounts reported in the Summary Compensation Table. The amounts reported in the Summary Compensation Table and CAP do not reflect the actual amount of compensation earned by or paid to our executives during the applicable fiscal years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

Non-PEO NEO’s:

		Deductions	Additions	CAP
Year	SCT Total ($)	from SCT Total ($)	to SCT Total ($)	($)
2023	2,398,388	(1,762,011)	144,712	781,089

Value of
Dividend or
					Fair Value at	other Earnings
				Year over Year	the End of the	Paid on Stock or
		Year over Year	Fair Value as of	Change in Fair	Prior Year of	Option Awards
		Change in Fair	Vesting Date of	Value of Equity	Equity Awards	not Otherwise
	Year End	Value of	Equity Awards	Awards Granted	that Failed	Reflected	Total
	Fair Value	Outstanding	Granted and	in Prior Years	to Meet Vesting	in Fair Value	Equity
	of Equity	and Unvested	Vested in	that Vested in	Conditions in	or Total	Award
	Awards	Equity Awards	the Year	the Year	the Year	Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2023	784,988	(354,971)	—	(9,162)	(276,143)	—	144,712

The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with and did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between PEO and Non-PEO NEO CAP and Company Total Stockholder Return (“TSR”)

The following chart sets forth graphically the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, the Company’s cumulative TSR and the index TSR over the four most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Description of Relationship Between PEO and Non-PEO NEO CAP and Net Income

The following chart sets forth graphically the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and our net income loss during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Description of Relationship Between PEO and Non-PEO NEO CAP and Revenue

The following chart sets forth graphically the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and our revenue during the four most recently completed fiscal years.

Tabular List, Table

List of Most Important Performance Measures to Determine 2023 CAP

As described in more detail in the “Compensation Discussion and Analysis” section, our executive compensation program is intended to motivate our executive team to achieve our short-term and long-term strategy for creating stockholder value with a significant portion of NEOs’ pay being “at risk”. Our executive compensation program consists of three primary elements: base salary, annual cash incentive and annual equity award. The following table lists the four financial and non-financial performance measures, that, in our assessment, represent the most important performance measures used to link executive compensation actually paid, for the 2023 fiscal year, to our performance overall. Of these measures, we have identified revenue to be the most important financial measure used to link our performance to CAP for our PEO and Non-PEO NEOs for fiscal year 2023.

Most Important Performance Measures
Revenue
Pipeline Development (1)
Total Shareholder Return
Non-GAAP R&D expenses plus Non-GAAP SG&A expenses (2)
(1)	Pipeline Development is a non-financial performance measure that encapsulates the progress of our clinical and pre-clinical pipeline programs. For more information, see "Company goals and results under the 2023 annual incentive program—Advance programs and pipelines." on page 44.
(2)	Non-GAAP research and development and non-GAAP selling, general and administrative expenses each exclude non-cash, stock-based compensation expense from the corresponding GAAP measures. The metric listed refers to the sum of Non-GAAP research and development expense and non-GAAP selling, general and administrative expense. For more information, please refer to Exhibit A of this proxy statement.

Total Shareholder Return Amount			$ 57.38	79.47	82.93	127.07
Peer Group Total Shareholder Return Amount			115.42	111.27	124.89	125.69
Net Income (Loss)			$ (626,600,000)	$ (559,000,000.0)	$ (523,900,000)	$ (438,200,000)
Company Selected Measure Amount			937,800,000	698,800,000	538,600,000	380,800,000
PEO Name	Stuart Peltz	Matthew Klein
Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Pipeline Development
Measure:: 3
Pay vs Performance Disclosure
Name			Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name			Non-GAAP R&D expenses plus Non-GAAP SG&A expenses
Stuart Peltz
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 5,659,384	$ 7,163,740	$ 11,022,323	$ 10,552,792
PEO Actually Paid Compensation Amount			(3,542,201)	$ 5,403,785	$ (4,946,916)	$ 12,568,762
Matthew Klein
Pay vs Performance Disclosure
PEO Total Compensation Amount			8,937,025
PEO Actually Paid Compensation Amount			4,769,312
PEO | Stuart Peltz | Total Equity Award Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,339,101)
PEO | Stuart Peltz | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(128,891)
PEO | Stuart Peltz | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,210,210)
PEO | Stuart Peltz | Deduction of Average Summary Compensation Table Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,862,485)
PEO | Matthew Klein | Total Equity Award Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,529,971
PEO | Matthew Klein | Year End Fair Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,625,788
PEO | Matthew Klein | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,045,392)
PEO | Matthew Klein | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(50,424)
PEO | Matthew Klein | Deduction of Average Summary Compensation Table Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,697,685)
Non-PEO NEO | Total Equity Award Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			144,712
Non-PEO NEO | Year End Fair Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			784,988
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(354,971)
Non-PEO NEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(9,162)
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(276,143)
Non-PEO NEO | Deduction of Average Summary Compensation Table Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (1,762,011)